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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment / /; Amendment Number:
    This Amendment (Check only one.): / / is a restatement. / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RK Capital Management, LLC
Address:  3033 E. First Avenue, Suite 307, Denver, CO 80206

Form 13F File Number: 028-12689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Bennewitz
Title:  Chief Compliance Officer
Phone:  (303) 394-0101

Signature, Place, and Date of Signing:


/s/ Scott A. Bennewitz         Denver, Colorado               November 6, 2012

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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
                             FORM 13F SUMMARY PAGE

Report Summary:
  Number of Other Included Managers:                          0
  Form 13F Information Table Entry Total:                     50
  Form 13F Information Table Value Total:                     $240,397 (thousands)

List of Other Included Managers:                              None.

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
                           FORM 13F INFORMATION TABLE

                                      13F
                                   9/30/2012

          COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4                COLUMN 5                 COLUMN 6    COLUMN 7
-----------------------------  --------   ----------   ---------   ---------------------------------   ----------   --------

                               TITLE OF                  VALUE      SHARES OR                          INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP      (X 1,000)   PRN AMOUNT     SH/PRN    PUT/CALL   DISCRETION   MANAGERS
--------------                 --------   ----------   ---------   -----------   --------   --------   ----------   --------
8X8 INC NEW..................  COM         28291410      4,256        648,773    SH                    Sole
ACACIA RESH CORP.............  COM         00388130      2,615         95,400    SH                    Sole
AKORN INC....................  COM         00972810      7,214        545,701    SH                    Sole
ALLOT COMMUNICATIONS LTD.....  COM         M0854Q10     10,197        384,487    SH                    Sole
AMERICAN SCIENCE & ENGR
  INC........................  COM         02942910      2,555         38,941    SH                    Sole
AMERICAS CAR MART INC........  COM         03062T10      5,649        124,234    SH                    Sole
AUTHENTEC INC. ..............  COM         05266010      1,457        181,760    SH                    Sole
AXT INC......................  COM         00246W10      3,932      1,163,380    SH                    Sole
BALLY TECHNOLOGIES INC.......  COM         05874B10      5,734        116,100    SH                    Sole
BANK OF THE OZARKS INC.......  COM         06390410      8,110        235,280    SH                    Sole
BLACKBAUD INC................  COM         09227Q10      6,429        268,763    SH                    Sole
BROWN SHOE INC NEW...........  COM         11573610      3,575        223,000    SH                    Sole
CARLISLE COS INC.............  COM         14233910      3,375         65,000    SH                    Sole
CHART INDS INC...............  COM         16115Q30      7,591        102,789    SH                    Sole
COLUMBIA SPORTSWEAR CO.......  COM         19851610      6,736        125,000    SH                    Sole
CONCEPTUS INC................  COM         20601610      5,153        253,700    SH                    Sole
DELUXE CORP..................  COM         24801910      8,687        284,275    SH                    Sole
DREW INDS INC................  COM         26168L20      1,813         60,000    SH                    Sole
EXPONENT INC.................  COM         30214U10      7,605        133,202    SH                    Sole
FORWARD AIR CORP.............  COM         34985310      5,112        168,100    SH                    Sole
FURMANITE CORPORATION........  COM         36108610      2,305        405,736    SH                    Sole
GENTHERM INC.................  COM         37253A10      5,116        411,244    SH                    Sole
GEO GROUP INC................  COM         36159R10      6,054        218,800    SH                    Sole
GORMAN RUPP CO...............  COM         38308210      1,781         65,971    SH                    Sole
GRAHAM CORP..................  COM         38455610      5,892        326,056    SH                    Sole
HANGER INC...................  COM         41043F20      4,577        160,433    SH                    Sole
IPG PHOTONICS CORP...........  COM         44980X10      6,263        109,300    SH                    Sole
JAZZ PHARMACEUTICALS PLC.....  COM         G5087110      5,852        102,673    SH                    Sole
JOHN BEAN TECHNOLOGIES
  CORP.......................  COM         47783910      5,583        341,900    SH                    Sole
MAIDENFORM BRANDS INC........  COM         56030510      5,005        244,371    SH                    Sole
MARTEN TRANS LTD.............  COM         57307510      4,935        280,894    SH                    Sole
METTLER TOLEDO
  INTERNATIONAL..............  COM         59268810      5,856         34,300    SH                    Sole
MULTIMEDIA GAMES HLDG CO
  INC........................  COM         62545310      5,018        319,000    SH                    Sole
NATUS MEDICAL INC DEL........  COM         63905010      4,262        326,104    SH                    Sole
NOVA MEASURING
  INSTRUMENTS LTD............  COM         M7516K10      3,395        435,198    SH                    Sole
NVE CORP.....................  COM         62944520      4,189         70,770    SH                    Sole
ODYSSEY MARINE EXPLORATION
  INC........................  COM         67611810      1,521        482,821    SH                    Sole
OPLINK COMMUNICATIONS INC....  COM         68375Q40      6,015        363,653    SH                    Sole
PENN NATL GAMING INC.........  COM         70756910      8,568        198,700    SH                    Sole
POWERSECURE INTL INC.........  COM         73936N10        690        115,158    SH                    Sole
QUIDEL CORP..................  COM         74838J10      4,608        243,441    SH                    Sole
SAIA INC.....................  COM         78709Y10      4,988        247,657    SH                    Sole
SILGAN HOLDINGS INC..........  COM         82704810      3,503         80,500    SH                    Sole
SUN HYDRAULICS CORP..........  COM         86694210      2,746        103,343    SH                    Sole
TOWERSTREAM CORP.............  COM         89200010      2,114        520,611    SH                    Sole
TREX CO INC..................  COM         89531P10      5,705        167,200    SH                    Sole
TYLER TECHNOLOGIES INC.......  COM         90225210      4,419        100,386    SH                    Sole
VERA BRADLEY INC.............  COM         92335C10      5,426        227,500    SH                    Sole
WATERS CORP..................  COM         94184810      4,416         53,000    SH                    Sole
ZUMIEZ INC...................  COM         98981710      1,802         65,000    SH                    Sole

          COLUMN 1                        COLUMN 8
-----------------------------  -------------------------------
                                      VOTING AUTHORITY
                               -------------------------------
NAME OF ISSUER                   SOLE       SHARED      NONE
--------------                 ---------   --------   --------
8X8 INC NEW..................    648,773
ACACIA RESH CORP.............     95,400
AKORN INC....................    545,701
ALLOT COMMUNICATIONS LTD.....    384,487
AMERICAN SCIENCE & ENGR
  INC........................     38,941
AMERICAS CAR MART INC........    124,234
AUTHENTEC INC. ..............    181,760
AXT INC......................  1,163,380
BALLY TECHNOLOGIES INC.......    116,100
BANK OF THE OZARKS INC.......    235,280
BLACKBAUD INC................    268,763
BROWN SHOE INC NEW...........    223,000
CARLISLE COS INC.............     65,000
CHART INDS INC...............    102,789
COLUMBIA SPORTSWEAR CO.......    125,000
CONCEPTUS INC................    253,700
DELUXE CORP..................    284,275
DREW INDS INC................     60,000
EXPONENT INC.................    133,202
FORWARD AIR CORP.............    168,100
FURMANITE CORPORATION........    405,736
GENTHERM INC.................    411,244
GEO GROUP INC................    218,800
GORMAN RUPP CO...............     65,971
GRAHAM CORP..................    326,056
HANGER INC...................    160,433
IPG PHOTONICS CORP...........    109,300
JAZZ PHARMACEUTICALS PLC.....    102,673
JOHN BEAN TECHNOLOGIES
  CORP.......................    341,900
MAIDENFORM BRANDS INC........    244,371
MARTEN TRANS LTD.............    280,894
METTLER TOLEDO
  INTERNATIONAL..............     34,300
MULTIMEDIA GAMES HLDG CO
  INC........................    319,000
NATUS MEDICAL INC DEL........    326,104
NOVA MEASURING
  INSTRUMENTS LTD............    435,198
NVE CORP.....................     70,770
ODYSSEY MARINE EXPLORATION
  INC........................    482,821
OPLINK COMMUNICATIONS INC....    363,653
PENN NATL GAMING INC.........    198,700
POWERSECURE INTL INC.........    115,158
QUIDEL CORP..................    243,441
SAIA INC.....................    247,657
SILGAN HOLDINGS INC..........     80,500
SUN HYDRAULICS CORP..........    103,343
TOWERSTREAM CORP.............    520,611
TREX CO INC..................    167,200
TYLER TECHNOLOGIES INC.......    100,386
VERA BRADLEY INC.............    227,500
WATERS CORP..................     53,000
ZUMIEZ INC...................     65,000

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